LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

NOTE 5: LEASES

On February 25, 2021, Gix Media entered into a lease agreement for a new corporate office of 479 square meters in Ramat Gan, Israel, at a monthly rent fee of $10. The lease period is for 36 months (the “initial lease period”) with an option by the Company to extend for two additional terms of 24 months each. In accordance with the lease agreement, the Company made leasehold improvements in exchange for a rent fee discount of $67 which will be spread over the initial lease period.

The Company includes renewal options that it is reasonably certain to exercise in the measurement of the lease liabilities.

Weighted-average remaining lease term and discount rate were as follows:

As of December 31 2021

Operating leases weighted average remaining lease term (in years)	6.17
Operating leases weighted average discount rate	3.10%

Maturities of operating lease liabilities as of December 31, 2021, are as follows:

As of December 31
2021

2022	$99
2023	$100
2024	$100
2025	$100
Thereafter	$285
Total lease payments	684
Less: imputed interest	(102)
Present value of lease liabilities	582

Operating lease expenses for the year ended December 31, 2021, amounted to $85.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)